Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Share	Additional Paid-in Capital	Treasury Surplus	Statutory Surplus	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Income (Loss)	Total CLPS Incorporation Shareholders’ Equity	Noncontrolling Interests	Total
Balance at Jun. 30, 2023	$ 2,365	$ 58,183,383		$ 5,356,828	$ 5,029,021	$ (3,990,594)	$ 64,581,003	$ 927,798	$ 65,508,801
Balance (in Shares) at Jun. 30, 2023	23,650,122
Net loss for the year					(2,329,965)		(2,329,965)	482,655	(1,847,310)
Appropriation of statutory reserve				196,276	(196,276)
Foreign currency translation income						(355,308)	(355,308)	(78)	(355,386)
Stock-based compensation		3,168,016					3,168,016		3,168,016
Exercise of share options and vesting of restricted shares	$ 199	(199)
Exercise of share options and vesting of restricted shares (in Shares)	1,989,934
Dividends paid to shareholders					(2,554,508)		(2,554,508)		(2,554,508)
Balance at Jun. 30, 2024	$ 2,564	61,351,200		5,553,104	(51,728)	(4,345,902)	62,509,238	1,410,375	63,919,613
Balance (in Shares) at Jun. 30, 2024	25,640,056
Net loss for the year					(7,049,734)		(7,049,734)	623,170	(6,426,564)
Appropriation of statutory reserve				300,341	(300,341)
Foreign currency translation income						1,250,395	1,250,395	14,666	1,265,061
Stock-based compensation		2,467,911					2,467,911		2,467,911
Exercise of share options and vesting of restricted shares	$ 235	(235)
Exercise of share options and vesting of restricted shares (in Shares)	2,348,396
Dividends paid to shareholders		(3,641,025)					(3,641,025)		(3,641,025)
Balance at Jun. 30, 2025	$ 2,799	60,177,851		5,853,445	(7,401,803)	(3,095,507)	55,536,785	2,048,211	$ 57,584,996
Balance (in Shares) at Jun. 30, 2025	27,988,452								27,988,452
Net loss for the year					(13,181,359)		(13,181,359)	252,758	$ (12,928,601)
Appropriation of statutory reserve				160,902	(160,902)
Foreign currency translation income						601,628	601,628	92,349	693,977
Stock-based compensation		1,970,456					1,970,456		1,970,456
Exercise of share options and vesting of restricted shares	$ 187	(187)
Exercise of share options and vesting of restricted shares (in Shares)	1,866,400
Repurchase of ordinary shares			(132,303)				(132,303)		(132,303)
Balance at Jun. 30, 2026	$ 2,986	$ 62,148,120	$ (132,303)	$ 6,014,347	$ (20,744,064)	$ (2,493,879)	$ 44,795,207	$ 2,393,318	$ 47,188,525
Balance (in Shares) at Jun. 30, 2026	29,854,852								29,854,852